Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Less: current portion	$ (21,416)	$ (8,476)	$ (8,262)
Non-current portion	857	17,481	25,958
Automobile Loans [Member]
Loan Payable	$ 22,273	$ 25,957	$ 34,220